BASIS OF PREPARATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Useful Lives Applied in Depreciation
Useful lives applied in depreciation are as follows:

Vessels (excluding converted FSRUs)	40 years
Vessels - converted FSRUs	20 years from conversion date
Drydocking expenditure	5 years
Mooring equipment	11 years